Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts receivable
Accounts receivable consisted of the following:

	December 31
$ in millions	2019	2018
Due from U.S. government (1)	$1,030	$1,164
Due from international and other customers	329	318
Accounts receivable, gross	1,359	1,482
Allowance for doubtful accounts	(33)	(34)
Accounts receivable, net	$1,326	$1,448

(1)
Includes receivables due from the U.S. government associated with foreign military sales (FMS). For FMS, we contract with and are paid by the U.S. government.